Short and Long -Term Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of short and long term investments [Line Items]
Current	R$ 1,430	R$ 91,819
Non-current	906,719	854,462
Financial assets at fair value through profit or loss and held-to-maturity investments
Disclosure of short and long term investments [Line Items]
Short and long-term investments	908,149	946,281
Exclusive investment funds
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 0	62,972
Effective interest rate p.a.	0.00%
Investment funds
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 1,430	28,847
Effective interest rate p.a.	0.15%
TAP Bond
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 906,719	R$ 854,462
Effective interest rate p.a.	7.50%